Trade and other payables - Summary of Detailed Information About Trade and Other Payables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Trade payables, current	$ 34,591	$ 42,632
Other payables, current	9,887	10,059
Sales taxes, excise duties and similar levies, current	3,105	3,270
Amounts due to joint ventures and associates, current	7,519	8,441
Accruals and deferred income, current	13,135	14,955
Total, current	68,237	79,357
Trade payables, non-current	0	0
Other payables, non-current	2,835	3,148
Sales taxes, excises duties and similar duties, non-current	0	0
Amounts due to joint ventures and associates, non-current	33	31
Accruals and deferred income, non-current	235	253
Total, non-current	3,103	3,432
Emissions instruments
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Other payables, current	3,853	4,232	$ 3,805
Other payables, non-current	193	478	211
Obligation under both environmental schemes	$ 4,046	$ 4,710	$ 4,016